SHARE-BASED PAYMENTS, Weighted Average Remaining Contractual Life, Exercise Price and Fair Value (Details)	12 Months Ended
	Jun. 30, 2018 AUD ($)	Jun. 30, 2017 AUD ($)	Jun. 30, 2016 AUD ($)
Weighted Average Remaining Contractual Life [Abstract]
Weighted average remaining contractual life (in years)	1.96	2.5	1.4
Weighted Average Fair Value [Abstract]
Weighted average fair value (in dollars per share)	$ 0.05	$ 0.03	$ 0
Incentive Options [Member] | Minimum [Member]
Range of Exercise Prices [Abstract]
Exercise price (in dollars per share)	0.05	0.05
Incentive Options [Member] | Maximum [Member]
Range of Exercise Prices [Abstract]
Exercise price (in dollars per share)	$ 0.35	$ 0.25	$ 0